Submission	Oct. 30, 2026
Submission [Line Items]
Central Index Key	0000789019
Registrant Name	MICROSOFT CORP
Registration File Number	333-283760
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES